DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Florida Municipal Money Market Fund. For its semi-annual reporting period ended December 31, 1996, your Fund produced an annualized yield of 2.96% per share. Income dividends of approximately $.015 per share were paid during the period. Reinvesting these dividends and calculating the effect of compounding resulted in an annualized effective yield of 3.00%.* These dividends were exempt from Federal income taxes and State of Florida intangible taxes, although some income may be subject to the Federal Alternative Minimum Tax
(AMT) for certain shareholders.
THE ECONOMY
    For the most part, incoming data in recent months have continued to showcase a comfortably moderate pace of economic activity. While final figures are not yet in, statistics point to a relatively modest 3% growth in the Gross Domestic Product (GDP) during the fourth quarter. However, December's soaring consumer confidence level and the announcement of stronger-than-expected November new home sales caused some analysts to predict accelerated economic growth in early 1997. Thus far, the GDP growth rate has provided a relatively neutral interest rate outlook. Apart from increases in food and energy prices over the past year, inflation has remained low - under 3% - and core indices of consumer and producer inflation have shown no signs of rising.
    Indeed, the Federal Reserve Board's Open Market Committee left short-term interest rates alone at its November meeting, and is not scheduled to meet again until February. However, words of caution from Fed Chairman Alan Greenspan during December led to market talk of a possible tightening. The result was slightly higher rates on six-month to one-year money market securities, as investors began to see the possibility of even higher rates ahead.
    Florida's economy has been growing - its job growth has more than doubled during President Clinton's first term in office - but its population continues to rise more rapidly, placing a heavy strain on the budget. For the new budget year beginning July 1, it will take an additional $423 million to maintain State services at their current level. Still, the State is likely to remain a relatively safe haven from excessive taxes - particularly if the newly elected Republicans stand by their campaign promises of no new taxes. MARKET ENVIRONMENT/PORTFOLIO
    There are times in the municipal money market when the execution of portfolio strategy is hindered to some degree by a lack of available supply. Oftentimes, the attempt to extend a Fund's average maturity could be thwarted by a dearth of high quality, short-term investments. These supply conditions can change substantially and often during the course of one calendar year. One example of a seasonal period of available supply is during the summer months when many issuers enter the municipal note market to meet their short-term financing needs. While most of this summer's new issuance was in non-Florida-exempt paper, there were some limited buying opportunities for your Fund. In late summer and early fall, availability of Florida-exempt investments in the one-year range coincided well with our efforts to increase your Fund's average maturity in anticipation of a decline in note yields. However, in the fourth quarter of 1996, the lack of supply of high-quality Florida-exempt issues from which to choose hindered our ability to implement our strategy fully. As a result, your Fund's current average maturity still leaves room to extend should a change in market or supply conditions warrant.
    Near year-end, seasonal factors in the Florida market caused Florida tax exempt money funds to see a significant rise in assets - only to see a reversal of this cash inflow in the early part of January. However, this runs contrary to what occurs in the municipal money market on the whole. Typically, money market funds see an outflow of assets near year-end and a subsequent inflow just after the new year. The unique flow of funds into your Dreyfus Florida Municipal Money Market Fund allowed the Fund to invest its cash inflow at a time when yields on variable rate demand notes were temporarily higher (reflecting the decreased overall market demand) and then enabled your Fund to sell into the lower-yielding environment that existed in January.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
January 15, 1997
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                         DECEMBER 31, 1996 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments-100.0%                                                                       Amount          Value
                                                                                                    __________     __________
Florida-88.3%
Alachua County Housing Finance Authority, VRDN (Shands Teaching Hospital)
    3.95% (LOC; Sun Bank) (a,b).............................................                      $  5,000,000   $  5,000,000
Broward County Housing Financing Authority:
    MFHR, VRDN:
      (Lake Park Association Limited Partnership) 3.85% (LOC; Societe National Bank) (a,b)           5,855,000      5,855,000
      (Landings Inverrary Apartments) 3.95% (LOC; PNC Bank) (a,b)...........                         3,600,000      3,600,000
      (Margate Investments Project) 4.20% (LOC; Chase Manhattan Bank) (a,b).                         2,400,000      2,400,000
    (Sales Tax Revenue) CP 3.75%, 1/1/97 (LOC; Bank of Tokyo-Mitsubishi) (a)                         1,460,000      1,460,000
Collier County Housing Finance Authority, Multi-Family Revenue, VRDN
    (Saxon Manor Isles Project) 4% (LOC; PNC Bank of Kentucky) (a,b)........                         1,600,000      1,600,000
Dade County, Industrial Development Authority, VRDN:
    Refunding (Florida Power and Light Co.):
      Exempt Facilities Revenue 4.20% (Guaranteed by; Florida Power and Light Co.) (b)               7,250,000      7,250,000
      PCR 3.90% (Guaranteed by; Florida Power and Light Co.) (b)............                         2,200,000      2,200,000
    Water and Sewer Systems Revenue 4% (LOC; Commerzbank) (a,b).............                        26,600,000     26,600,000
Dade County Housing Finance Authority, SFMR
    (FNMA and GNMA Mortgage Backed Securities Program)
    4%, 10/1/97 (Insured; FGIC).............................................                         3,000,000      3,000,000
Escambia County Housing Finance Authority, SFMR (Multi-County Program)
    3.65%, Series B, 4/1/97 (Insured; FGIC).................................                         3,885,000      3,885,000
Florida Housing Finance Agency, VRDN:
    MFHR (Kings Colony Project) 4.25% (LOC; Bankers Trust) (a,b)............                         7,740,000      7,740,000
    Housing Revenue:
      (Caribbean Key) 4.40%, Series F (LOC; Key Bank) (a,b).................                         5,000,000      5,000,000
      (Parrot's Landing) 4%, Series AA (LOC; FNMA) (a,b)....................                         3,000,000      3,000,000
City of Gainesville, CP:
    3.65%, 1/6/97 (LOC: Bank of America and Sun Bank) (a)...................                         2,100,000      2,100,000
    3.40%, 3/10/97 (LOC: Bank of America and Sun Bank) (a)..................                         4,000,000      4,000,000
Gulf Breeze, Revenue, VRDN (Local Government Loan Program)
    4%, Series C (BPA; Bank of Tokyo-Mitsubishi and Insured; FGIC) (b)......                         6,000,000      6,000,000
Highlands County Health Facilities Authority, Revenue, VRDN
    (Adventist Health Systems/Sunbelt Inc.)
    4.125%, Series A (Insured; Capital Markets Assurance and
    LOC; First National Bank of Chicago) (a,b)..............................                         5,000,000      5,000,000
Hillsborough County Industrial Development Authority, PCR, VRDN
    (Tampa Electric Co. Project)
      4.35% (Guaranteed by; Tampa Electric Co.) (b).........................                         5,000,000      5,000,000
      Refunding 3.90% (Guaranteed by; Tampa Electric Co.) (b)...............                         7,850,000      7,850,000
Indian Trace Community Development District, VRDN (Basin 1 Water Management)
    3.85%, Series A (Insured; MBIA) (b).....................................                         5,400,000      5,400,000
City of Jacksonville:
    CP 3.45%, Series A, 2/19/97 (LOC; Morgan Guaranty Trust Co.) (a)........                         1,700,000      1,700,000
    IDR, VRDN (University of Florida Health Science Center)
      4.25% (LOC; Barnett Bank) (a,b).......................................                         1,900,000      1,900,000
    PCR, Refunding, CP (Florida Power and Light)
      3.60%, 1/6/97 (Guaranteed by; Florida Power and Light) (b)............                         3,000,000      3,000,000


DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                           DECEMBER 31, 1996 (UNAUDITED)


Principal
Tax Exempt Investments (continued)                                                                  Amount          Value
                                                                                                  ____________     __________
Florida (continued)

Jacksonville Health Facilities Authority, VRDN:
    Health Facilities Revenue (Baptists Health Properties Project)
      4.05% (LOC; Barnett Bank) (a,b).......................................                    $    3,600,000  $   3,600,000
    HR (Baptist Medical Center Project):
      3.95% (LOC; First Union National Bank) (a,b)..........................                         6,000,000      6,000,000
      4% (Insured; MBIA and LOC; Suntrust Bank) (a,b).......................                         3,500,000      3,500,000
Lake County Industrial Development Authority, IDR, VRDN (Novelty Crystal Project)
    4.25% (LOC; Credit Commerciale de France) (a,b).........................                         1,725,000      1,725,000
Liberty County, IDR, Refunding, VRDN (Timber Energy Resource Project)
    4.20% (LOC; Bank of Montreal) (a,b).....................................                         4,100,000      4,100,000
Martin County School District, TAN 4.25%, 6/30/97...........................                         5,000,000      5,015,185
Orange County Health Facilities Authority, Revenue, VRDN
    (Adventist Health Systems/Sunbelt)
    4.125% (LOC; Rabobank Nederland) (a,b)..................................                         5,000,000      5,000,000
Orange County Housing Finance Authority:
    MFHR:
      (Oakwood Project) 4.15%, 10/1/97 (LOC; Fleet Bank) (a)................                         3,400,000      3,400,000
      VRDN (Heather Project) 4.15%, Series B (LOC; FNMA) (a,b)..............                        12,600,000     12,600,000
    SFMR 3.65%, Series B, 4/1/97 (LOC; Westdeutsche Landesbank) (a).........                         4,000,000      4,000,000
City of Orlando, Capital Improvement Revenue, CP
    3.60%, 1/10/97 (LOC; Morganty Guaranty Trust Co.) (a)...................                         4,900,000      4,900,000
Palm Beach County School District, TAN 4.50%, 9/26/97.......................                         4,000,000      4,018,377
Pasco County Industrial Development Authority, Revenue, VRDN
    (Windsor Woods Project) 4.15% (LOC; Kredietbank) (a,b)..................                         3,500,000      3,500,000
Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN
    (Pooled Hospital Loan Program) 4.05% (LOC; Chase Manhattan Bank) (a,b)..                        12,900,000     12,900,000
Pinellas County Housing Finance Authority, SFMR (Multi-County Program)
    3.40%, Series B, 3/1/97 (Insured; FGIC).................................                         4,250,000      4,250,000
Putnam County Development Authority, PCR:
    (Seminole Electric):
      3.80%, Series H-4, 3/15/97 (Corp. Guaranty; National Rural Utilities
          Cooperative Finance Corp.)........................................                         3,500,000      3,500,000
      VRDN 4.15%, Series H-2 (Corp. Guaranty; National Rural Utilities
          Cooperative Finance Corp.) (b)....................................                         1,000,000      1,000,000
    (Seminole Electric Coop) 3.45%, 6/15/97 (Corp. Guaranty; National Rural
      Utilities Cooperative Finance Corp.)..................................                         7,000,000      7,000,000
Saint Lucie County, PCR, Refunding (Florida Power and Light Co. Project):
    CP 3.45%, Series A, 3/11/97 (Guaranteed by; Florida Power and Light Co.)                         6,000,000      6,000,000
    VRDN 4% (Guaranteed by; Florida Power and Light Co.) (b)................                        21,600,000     21,600,000
Saint Lucie County School District, GO Notes 3.50%, 2/1/97 (Insured; FSA)...                           795,000        795,196
Sarasota County Public Hospital District, Revenue, CP
    (Sarasota Memorial Hospital Project):
      3.55%, Series A, 2/18/97 (LOC; Sun Bank) (a)..........................                         3,000,000      3,000,000
      3.65%, Series A, 2/20/97 (Guaranteed by; Sarasota Memorial Hospital)..                         4,500,000      4,500,000
      3.50%, Series A, 3/10/97 (Guaranteed by; Sarasota Memorial Hospital)..                         6,700,000      6,700,000

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              DECEMBER 31, 1996 (UNAUDITED)
                                                                                                   Principal
Tax-Exempt Investments (continued)                                                                   Amount         Value
                                                                                                  __________     __________
Florida (continued)

Sunshine State Governmental Financing Commision, Revenue, CP:
    3.70%, Series B, 1/8/97 (LOC: Morgan Guaranty Trust Co., National Westminster
      Bank and Union Bank of Switzerland) (a)...............................                      $  4,000,000   $  4,000,000
    3.55%, Series B, 3/12/97 (LOC: Morgan Guaranty Trust Co., National Westminster
      Bank and Union Bank of Switzerland) (a)...............................                         4,000,000      4,000,000
    3.40%, 2/12/97 (Guaranteed by; State Board Administration of Florida)...                         3,000,000      3,000,000
U.S. Related-11.7%
Commonwealth of Puerto Rico:
    VRDN:
      Government Development Bank, Refunding 3.75% (LOC; Credit Suisse) (a,b)                       27,300,000     27,300,000
      Highway and Transportation Authority 3.75% (LOC: Landesbank Hessen-Thuringer,
          Swiss Bank Corp. and Union Bank of Switzerland) (a,b).............                         2,620,000      2,620,000
    TRAN 4%, Series A, 7/30/97..............................................                         5,000,000      5,016,100
                                                                                                                ______________
TOTAL INVESTMENTS (cost $299,079,858).......................................                                     $299,079,858
                                                                                                               ===============

Summary of Abbreviations
BPA           Bond Purchase Agreement                            LOC     Letter of Credit
CP            Commercial Paper                                   MBIA    Municipal Bond Investors Assurance
FGIC          Financial Guaranty Insurance Company                            Insurance Corporation
FNMA          Federal National Mortgage Association              MFHR    Multi-Family Housing Revenue
FSA           Financial Security Assurance                       PCR     Pollution Control Revenue
GNMA          Government National Mortgage Association           SFMR    Single Family Mortgage Revenue
GO            General Obligation                                 TAN     Tax Anticipation Notes
HR            Hospital Revenue                                   TRAN    Tax and Revenue Anticipation Notes
IDR           Industrial Development Revenue                     VRDN    Variable Rate Demand Notes

Summary of Combined Ratings
Fitch (c)              or          Moody's             or         Standard & Poor's          Percentage of Value
___                                ____________                   ________________           __________________
F1+/F1                             VMIG1/MIG1, P1 (d)             SP1+/SP1, A1+/A1, A2 (d)          98.7%
AAA/AA (e)                         Aaa/Aa (e)                     AAA/AA (e)                          .3
Not Rated (f)                      Not Rated (f)                  Not Rated (f)                      1.0
                                                                                                   _______
                                                                                                   100.0%
                                                                                                  ========

Notes to Statement of Investments:
    (a) Secured by letters of credit. At December 31, 1996, 55.8% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks and government agencies.
    (b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (c) Fitch currently provides creditworthiness information for a limited number of investments.
    (d) P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
    (f) Securities which, while not rated by Fitch, Moody's and Standard and Poor's have been determined by the Fund's Board of Trustees to be of comparable quality to those rated securities in which the Fund may invest.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES                                                              DECEMBER 31, 1996 (UNAUDITED)
                                                                                                  Cost                Value
                                                                                               __________            __________
ASSETS:                          Investments in securities-See Statement of Investments       $299,079,858          $299,079,858
                                 Cash.......................................                                         27,773,742
                                 Interest receivable........................                                          1,389,385
                                 Prepaid expenses...........................                                              8,359
                                                                                                                 ______________
                                                                                                                    328,251,344
                                                                                                                 ______________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                           26,711
                                 Accrued expenses...........................                                             85,723
                                                                                                                 ______________
                                                                                                                        112,434
                                                                                                                 ______________
NET ASSETS..................................................................                                       $328,138,910
                                                                                                                 ==============
REPRESENTED BY:                  Paid-in capital............................                                       $328,171,401
                                 Accumulated net realized gain (loss) on investments                                   (32,491)
                                                                                                                 ______________
NET ASSETS..................................................................                                       $328,138,910
                                                                                                                 ==============
SHARES OUTSTANDING
(unlimited number of $.001 par value shares of Beneficial Interest
authorized)                      ...........................................                                        328,171,401
NET ASSET VALUE, offering and redemption price per share....................                                              $1.00
                                                                                                                         ======














SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
INVESTMENT INCOME
INCOME                       Interest Income................................                                         $2,588,404
EXPENSES:                    Management fee-Note 2(a).......................                    $   368,411
                             Shareholder servicing costs -Note 2(b).........                        168,707
                             Registration fees..............................                         59,401
                             Professional fees..............................                         25,351
                             Custodian fees.................................                          8,122
                             Trustees' fees and expenses-Note 2(c)..........                          7,410
                             Prospectus and shareholders' reports...........                          3,012
                             Miscellaneous..................................                         11,625
                                                                                                 ___________
                               Total Expenses..............................                         652,039
                             Less-reduction in management fee due to
                               undertakings-Note 2(a)......................                        (253,038)
                                                                                                 ___________
                              Net Expenses.................................                                             399,001
                                                                                                                    ___________
INVESTMENT INCOME-NET, representing net increase in net assets
  resulting from operations................................................                                           2,189,403
                                                                                                                   ============















SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                       Six Months Ended
                                                                                       December 31, 1996         Year Ended
                                                                                          (Unaudited)          June 30, 1996
                                                                                        _____________         ______________
OPERATIONS:
    Investment income-net..................................................            $    2,189,403          $  4,926,035
    Net realized gain (loss) on investments................................                     __                  (6,602)
                                                                                        _____________         ______________
      Net Increase (Decrease) in Net Assets Resulting from Operations......                 2,189,403             4,919,433
                                                                                        _____________         ______________
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net..................................................                (2,189,403)           (4,926,035)
                                                                                        _____________         ______________
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold..........................................               256,633,619           333,326,272
    Dividends reinvested...................................................                 1,663,390             3,910,857
    Cost of shares redeemed................................................              (71,299,537)          (361,658,715)
                                                                                        _____________         ______________
      Increase (Decrease) in Net Assets from Beneficial Interest Transactions             186,997,472            (24,421,586)
                                                                                        _____________         ______________
          Total Increase (Decrease) in Net Assets..........................               186,997,472            (24,428,188)
NET ASSETS:
    Beginning of Period....................................................               141,141,438            165,569,626
                                                                                        _____________         ______________
    End of Period...................................................                     $328,138,910           $141,141,438
                                                                                        =============         ==============


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the Fund's financial statements.

                                                                        Six Months Ended
                                                                        December 31, 1996           Year Ended June 30,
                                                                                              _____________________________
PER SHARE DATA:                                                            (Unaudited)        1996       1995        1994(1)
                                                                        ________________    _______    _______       _______
    Net asset value, beginning of period..............                      $  1.00         $ 1.00     $  1.00       $  1.00
                                                                            ________        _______    _______       _______
    Investment Operations:
    Investment income-net.............................                         .015          .032         .035          .017
                                                                            ________        _______    _______       _______
    Distributions:
    Dividends from investment income-net..............                        (.015)         (.032)      (.035)        (.017)
                                                                            ________        _______    _______       _______
    Net asset value, end of period....................                       $  1.00       $  1.00     $  1.00      $  1.00
                                                                            =========      ========   =========    =========
TOTAL INVESTMENT RETURN...............................                        2.98%(2)       3.23%       3.50%      2.50%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........                         .54%(2)        .49%       .21%          .-
    Ratio of net investment income
      to average net assets...........................                        2.97%(2)       3.19%       3.50%      2.55%(2)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..............                         .29%(2)        .32%        .46%       .79%(2)
    Net Assets, end of period (000's Omitted).........                     $328,139      $141,141     $165,570     $104,182
(1)    From October 20, 1993 (commencement of operations) to June 30, 1994.
(2)    Annualized.



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Florida Municipal Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of manangement estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions available of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $25,900 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 1996. The carryover does not include net realized securities losses from November 1, 1995 through June 30, 1996 which are treated, for Federal income tax purposes, as arising in fiscal 1997. If not applied, $2,500 of the carryover expires in fiscal 2003 and $23,400 expires in fiscal 2004.
    At December 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at an annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from July 1, 1996 through July 27, 1996, to reduce the management fee paid by the Fund to the extent that the Fund's aggregate expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded specified annual percentages of the Fund's average daily net assets. The Manager has currently undertaken from July 28, 1996 through June 30, 1997 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .60 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertakings, amounted to $253,038 during the period ended December 31, 1996.
    The undertaking may be extended, modified or terminated by the Manager, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 1996, the Fund was charged an aggregate of $141,302 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $20,343 during the period ended December 31, 1996.
    (c) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Trustee Emeritus receives 50% of such compensation. [Dreyfus lion "d" logo]
DREYFUS FLORIDA MUNICIPAL
MONEY MARKET FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                           741SA9612
[Dreyfus logo]
Florida Municipal
Money Market
Fund
Semi-Annual
Report
December 31, 1996